Organization, Consolidation and Principal Activities - Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE (Details)	12 Months Ended
Dec. 31, 2024
Quhuo Investment Limited ("Quhuo BVI")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 14, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Investment Limited ("Quhuo BVI") | Quhuo Investment Limited ("Quhuo BVI")
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Quhuo Technology Investment (Hong Kong) Limited ("Quhuo HK")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 17, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Technology Investment (Hong Kong) Limited ("Quhuo HK") | Quhuo Technology Investment (Hong Kong) Limited ("Quhuo HK")
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Quhuo International Trade (HK) Limited ("Quhuo International")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jan. 11, 2023
Percentage of direct or indirect ownership by the Company	90.10%
Quhuo International Trade (HK) Limited ("Quhuo International") | Quhuo International Trade (HK) Limited ("Quhuo International")
Organization, Consolidation and Principal Activities
Principal activities	Vehicle export
Beijing Quhuo Information Technology Co., Ltd. ("WFOE")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 31, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Beijing Quhuo Information Technology Co., Ltd. ("WFOE") | Beijing Quhuo Information Technology Co., Ltd. ("WFOE")
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications
Beijing Quhuo Technology Co., Ltd. ("Beijing Quhuo" or the "VIE")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Mar. 03, 2012
Percentage of direct or indirect ownership by the Company	0.00%
Beijing Quhuo Technology Co., Ltd. ("Beijing Quhuo" or the "VIE") | Beijing Quhuo Technology Co., Ltd. ("Beijing Quhuo" or the "VIE")
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications; Investment holding
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 04, 2014
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo") | Shanghai Quhuo Network Technology Co., Ltd. ("Shanghai Quhuo")
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. ("Ningbo Xinying")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Dec. 15, 2016
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Xinying Network Technology Co., Ltd. ("Ningbo Xinying") | Ningbo Xinying Network Technology Co., Ltd. ("Ningbo Xinying")
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. ("Nantong Runda")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Feb. 28, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Nantong Runda Marketing Planning Co., Ltd. ("Nantong Runda") | Nantong Runda Marketing Planning Co., Ltd. ("Nantong Runda")
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. ("Shanghai Yijida")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 07, 2015
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Yijida Network Technology Co., Ltd. ("Shanghai Yijida") | Shanghai Yijida Network Technology Co., Ltd. ("Shanghai Yijida")
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. ("Ningbo Dagong")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jan. 05, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Dagong Network Technology Co., Ltd. ("Ningbo Dagong") | Ningbo Dagong Network Technology Co., Ltd. ("Ningbo Dagong")
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. ("Jiangxi Youke")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 08, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Jiangxi Youke Automobile Rental Service Co., Ltd. ("Jiangxi Youke") | Jiangxi Youke Automobile Rental Service Co., Ltd. ("Jiangxi Youke")
Organization, Consolidation and Principal Activities
Principal activities	Ride-hailing
Hainan Xinying Technology Co., Ltd. ("Hainan Xinying")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 29, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Xinying Technology Co., Ltd. ("Hainan Xinying") | Hainan Xinying Technology Co., Ltd. ("Hainan Xinying")
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Hainan Quhuo Technology Co., Ltd. ("Hainan Quhuo")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 08, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quhuo Technology Co., Ltd. ("Hainan Quhuo") | Hainan Quhuo Technology Co., Ltd. ("Hainan Quhuo")
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd ("Haikou Chengtu")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Haikou Chengtu Network Technology Co., Ltd ("Haikou Chengtu") | Haikou Chengtu Network Technology Co., Ltd ("Haikou Chengtu")
Organization, Consolidation and Principal Activities
Principal activities	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. ("Shenzhen Lailai")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Lailai Information Technology (Shenzhen) Co., Ltd. ("Shenzhen Lailai") | Lailai Information Technology (Shenzhen) Co., Ltd. ("Shenzhen Lailai")
Organization, Consolidation and Principal Activities
Principal activities	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. ("Hainan Quxing")
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 05, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quxing Holdings Co., Ltd. ("Hainan Quxing") | Hainan Quxing Holdings Co., Ltd. ("Hainan Quxing")
Organization, Consolidation and Principal Activities
Principal activities	Freight service